Note 29 - Treasury Shares Shares Owned By Third Parties But Managed (Details) - € / shares	Dec. 31, 2018	Dec. 31, 2017	Mar. 29, 2017	Dec. 31, 2016	Sep. 28, 2016	Mar. 31, 2016
Shares Owned By Third Parties But Managed By The Group Abstract
Number Of Shares Owned By Third Parties	25,306,229	34,597,310		85,766,602
Par Value Per Share	€ 0.49	€ 0.49	€ 0.49	€ 0.49	€ 0.49	€ 0.49
Percentage Share Capital	0.92%	0.97%		1.38%